Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)		6 Months Ended
		Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 3,734,033	$ 2,935,791	$ 4,961,318
Total revenue		3,734,033	2,935,791	4,961,318
Cost of revenue		(2,904,816)	(2,283,840)	(3,632,390)
Total Cost of revenue		(2,904,816)	(2,283,840)	(3,632,390)
Gross profit		829,217	651,951	1,328,928
Operating expenses
General and administrative expenses		(1,355,431)	(1,065,674)	(954,366)
Total operating expenses		(1,355,431)	(1,065,674)	(954,366)
Income (loss) from operations		(526,214)	(413,723)	374,562
Other income (expenses)
Interest expenses, net		(51,346)	(40,370)	(53,874)
Other income		56,587	44,490	2,789
Total other (expenses) income, net		5,241	4,120	(51,085)
Income (loss) before income taxes		(520,973)	(409,603)	323,477
Income tax (expenses) benefit		12,860	10,111	(76,053)
Net income (loss)		(508,113)	(399,492)	247,424
Other comprehensive income
Foreign currency translation adjustments		(293,535)	(230,784)
Total comprehensive income (loss)		$ (801,648)	$ (630,276)	$ 247,424
Weighted average number of outstanding ordinary shares
Basic (in Shares)	[1]	21,500,000	21,500,000	20,000,000
Diluted (in Shares)	[1]	21,500,000	21,500,000	20,000,000
Earnings (loss) per share
Basic (in Dollars per share and Dollars per share) | (per share)		$ (0.02)	$ (0.02)	$ 0.01
Diluted (in Dollars per share and Dollars per share) | (per share)		$ (0.02)	$ (0.02)	$ 0.01

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.